Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other

	As at December 31,
U.S.$ millions	2025	2024
Trade payables	754	1,062
Fair value of derivative contracts (Note 21)	29	219
Accrued share-based compensation (Note 16)	49	36
CER variable toll disputes [1] (Note 23)	127	98
Keystone XL contractual recoveries [2] (Note 4)	—	48
MP-14 estimated costs (Note 23)	30	30
Keystone XL termination provision	6	17
Contract liabilities (Note 6)	16	15
Keystone environmental provision (Note 23)	3	4
Income tax payable (Note 15)	8	—
Withdrawal of Keystone Variable Toll Disputes (Note 23)	102	—
Other	11	15
	1,135	1,544
1.Relates to variable toll disputes filed with the CER, whereby the CER has implemented interim tolls on the Keystone Pipeline pending resolution of the disputes. These disputes are subject to the terms of indemnity agreements with South Bow's Former Parent and are recorded as a gross asset, with the offsetting payable to its Former Parent. During the three months ended December 31, 2025, the CER approved the Company's final adjusted tolls for the periods 2020 to 2024, and amounts are expected to be collected in the first quarter of 2026. Refer to Note 23, Commitments, Contingencies, and Guarantees for additional information.
2.Represents the payable to the Company's Former Parent under the indemnity agreements in relation to Keystone contractual recoveries recorded in current assets.